Share Based Compensation (Details) - 2018 Share Incentive Plan	1 Months Ended	12 Months Ended
	Jan. 31, 2018 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥) $ / shares	Dec. 31, 2024 USD ($)
Share Based Compensation [Line Items]
Maximum life of option	6 years
Weighted-average grant date fair value (in Dollars per share) | $ / shares						$ 1.34
Number of options, granted (in Shares)		0	0	0
Aggregate grant date fair value of the outstanding options		¥ 37,117,460		¥ 36,103,497	¥ 35,706,209	$ 35,706,209	$ 5,085,071
Fair value of share options vested		¥ 24,633	$ 3,375	¥ 9,145,095	¥ 8,998,734
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Number of authorized shares purchased by participants (in Shares)	9,000,000